11. INCOME TAXES (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Income Taxes Details
U.S. operations loss carry forward at statutory rate of 34%:
Less valuation allowance
Net deferred tax assets
Change in valuation allowance